Share-based compensation - Narrative (Details) SFr / shares in Units, SFr in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022 CHF (SFr) SFr / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CHF (SFr) employee SFr / shares shares	Dec. 31, 2021 employee $ / shares	Dec. 31, 2020 CHF (SFr)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation | SFr			SFr 38,300		SFr 183,200		SFr 77,700
Expense from equity-settled share-based payment transactions | SFr			SFr 33,800		SFr 198,500
Average expected fluctuation in expense recognition	10.00%	7.50%
LTIP 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accelerated vesting percentage			100.00%
Number of share options granted before capital reorganization (in shares) | shares			1
Number of share options, adjusted after capital reorganization (in shares) | shares			1,250
LTIP 2018 | Exercise price range 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted before capital reorganization (in CHF per share) | SFr / shares			SFr 10
Exercise price, share options granted (in USD per share)				$ 0.11
LTIP 2018 | Exercise price range 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted before capital reorganization (in CHF per share) | SFr / shares			4,557
Exercise price, share options granted (in USD per share)				3.96
LTIP 2018 | Exercise price range 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted before capital reorganization (in CHF per share) | SFr / shares			SFr 9,125
Exercise price, share options granted (in USD per share)				$ 7.93
LTIP 2018 | RSUs | Fifth anniversary of the granting date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			20.00%
LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted before capital reorganization (in shares) | shares					1
Number of share options, adjusted after capital reorganization (in shares) | shares					1,250
Vesting period					75 days
LTIP 2020 | Acceleration of option grant 2022/2023 and 2024, previous participants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted (in USD per share)						$ 7.73
LTIP 2020 | Acceleration of option grant 2022/2023, participants who joined in 2021, before 1 July 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted (in USD per share)						12.36
LTIP 2020 | Acceleration of option grant 2024, participants who joined in 2021, before 1 July 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted (in USD per share)						$ 11.33
LTIP 2020 | USD to CHF
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing foreign exchange rate | employee					0.92	0.92
LTIP 2020 | Exercise price range 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted before capital reorganization (in CHF per share) | SFr / shares					SFr 8,884
Exercise price, share options granted (in USD per share)						$ 7.73
LTIP 2020 | Exercise price range 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted before capital reorganization (in CHF per share) | SFr / shares					SFr 9,125
Exercise price, share options granted (in USD per share)						$ 7.93
LTIP 2020 | RSUs | Seventh anniversary of the granting date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			14.29%
LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, performance cycle			3 years
LTIP 2021 | RSUs | Granting date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			33.33%
LTIP 2021 | RSUs | First anniversary of granting date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			33.33%
LTIP 2021 | RSUs | Second anniversary of granting date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			33.33%
LTIP 2021 | PSUs | Third anniversary of the granting date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			100.00%
Founders' Plan 2021 | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share options granted | SFr					SFr 8
Period Of Continued Employment					6 months
Number Of Days After IPO When RSUs Were Granted					75 days
LTPP 2018 | RSUs | Third anniversary of the granting date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			33.33%
LTPP 2018 | RSUs | Tenth anniversary of the granting date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			10.00%